Segment Information (Reconciliation of Segment Totals to Consolidated Financial Statement Amounts) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2021
Segment revenues:
Revenues	¥ 632,721	¥ 547,097	¥ 1,241,534	¥ 1,084,738
Segment profits:
Total segment profits	106,938	74,323	208,917	119,839
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests			0	23
Income before Income Taxes	120,733	66,543	220,789	134,174
Segment assets:
Trade Notes, Accounts and Other Receivable	288,311		288,311		¥ 354,334
Other corporate assets	1,740,103		1,740,103		1,671,010
Assets	13,834,678		13,834,678		13,563,082
Operating Segment
Segment revenues:
Revenues	633,792	548,275	1,242,567	1,087,269
Segment profits:
Total segment profits	133,259	78,109	240,140	156,776
Segment assets:
Assets	11,601,482		11,601,482		11,341,789
Corporate, Non-Segment
Segment revenues:
Revenues	5,616	3,225	8,580	5,933
Segment profits:
Corporate profits (losses)	(13,129)	(13,052)	(25,570)	(24,765)
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests	603	1,486	6,219	2,163
Segment assets:
Cash and cash equivalents, restricted cash	1,161,892		1,161,892		1,079,575
Allowance For Credit Losses	(77,571)		(77,571)		(78,945)
Trade Notes, Accounts and Other Receivable	288,311		288,311		354,334
Other corporate assets	860,564		860,564		¥ 866,329
Intersegment Eliminations
Segment revenues:
Revenues	¥ (6,687)	¥ (4,403)	¥ (9,613)	¥ (8,464)